Other Current Liabilities (Details) - Nonrelated Party ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Current Liabilities
Payable of deposits	¥ 18,621		¥ 19,889
Accrued VAT tax payable	43,544		55,592
Payable to the users	22,665		9,989
Payable of employee benefits	8,326		8,617
Consideration and contingent consideration payables for acquisitions			29,991
Reimbursement from the depositary bank	28,754		43,513
Others	10,045		4,152
Total	¥ 131,955	$ 18,078	¥ 171,743